Federated Hermes Project and Trade Finance Tender Fund
Portfolio of Investments
December 31, 2021 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—93.7%
		Automotive—1.6%
$ 8,540,797	[2]	VINFAST Trading and Production LLC, 3.625% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 7/2/2021	$ 8,507,541	$ 8,503,558
		Banking—27.7%
8,000,000	[2]	Access Bank PLC, 2.704% (6-month USLIBOR +2.550%), 7/14/2022	7/13/2021	7,932,000	7,973,584
3,000,000		African Export-Import Bank, 0.826%, 9/23/2022	9/9/2021	3,000,000	2,999,763
7,500,000	[2]	Agrobank, 3.657% (6-month USLIBOR +3.500%), 10/14/2022	10/14/2021	7,500,000	7,482,715
10,000,000		Banco Bradesco SA, 0.739%, 4/20/2022	10/29/2021	10,000,000	10,000,000
588,235	[2]	Banco del Pacifico, 5.875% (3-month USLIBOR +5.750%), 5/15/2024	5/21/2019	588,235	588,235
7,500,000	[2]	Banco Do Brasil S.A., 0.691% (3-month USLIBOR +0.600%), 3/11/2022	10/29/2021	7,500,000	7,500,000
9,000,000		Banco Santander Brasil SA, 0.690%, 4/20/2022	10/29/2021	9,000,000	8,997,765
10,000,000	[2]	Banco Santander, 0.638% (3-month USLIBOR +0.500%), 5/18/2022	12/29/2021	10,000,000	10,000,000
EUR 10,000,000		Denizbank AS, 1.850%, 6/13/2022	9/15/2021	11,769,166	11,263,124
$20,000,000		Itau Unibanco SA, 0.728%, 4/4/2022	10/29/2021- 12/29/2021	20,000,000	20,000,000
10,000,000	[2]	National Bank of Egypt, 1.332% (3-month USLIBOR +1.200%), 9/30/2022	9/29/2021	10,000,000	10,000,000
EUR 5,000,000		QNB Finansbank AS/Turkey, 1.850%, 5/27/2022	9/15/2021	5,892,260	5,647,361
$ 2,500,000	[2]	QNB Finansbank AS/Turkey, 2.305% (3-month USLIBOR +2.150%), 5/27/2022	7/9/2021	2,472,500	2,475,940
EUR 6,000,000	[2]	The National Bank for Foregin Economic Activity of the Republic of Uzbekistan (“NBU”), 3.400% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	7,167,284	6,746,856
$ 5,000,000		Turkiye Vakiflar Bankasi T.A.O., 2.200%, 6/10/2022	9/14/2021	4,912,815	4,867,392
7,500,000	[2]	Turkiye Vakiflar Bankasi T.A.O., 2.216% (3-month USLIBOR +2.070%), 5/12/2022	6/8/2021	7,372,500	7,378,946
8,000,000		Uzbek Industrial and Construction Bank ATB, 4.750%, 6/18/2024	7/13/2021	8,000,000	7,886,492
EUR 7,500,000		Yapi ve Kredi Bankasi A.S., 1.880%, 6/6/2022	9/15/2021	8,826,874	8,440,910
$ 6,101,586		Ziraat Bankasi, 2.200%, 6/13/2022	9/14/2021	5,993,968	5,938,836
2,000,000	[2]	Ziraat Bankasi, 2.318% (6-month USLIBOR +0.000%), 4/21/2022	6/9/2021	1,968,000	1,972,223
		TOTAL			148,160,142
		Basic Industry - Forestry/Paper—0.1%
525,000	[2]	Bahia Cellulose, 3.086% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	525,788	525,000
		Basic Industry - Metals/Mining Excluding Steel—8.6%
3,361,986		Arconic Corp., 1.437%, 2/2/2022	11/29/2021	3,355,889	3,361,986
3,900,000		Arconic Corp., 1.611%, 2/23/2022	12/9/2021	3,887,310	3,887,781
2,390,590	[2]	Central Asia Metals PLC, 4.051% (1-month USLIBOR +3.950%), 11/3/2022	8/2/2021	2,711,749	2,390,590
8,000,000	[2]	China Hongqiao Group Ltd., 3.921% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	8,000,000	8,000,000
6,829,545	[2]	Harmony Gold Mining Co. Ltd., 3.180% (3-month USLIBOR +3.050%), 10/5/2023	7/30/2018- 4/30/2021	6,848,795	6,863,693
10,000,000	[2]	PJSC Acron, 2.037% (1-month USLIBOR +1.900%), 5/18/2026	11/26/2021	10,000,000	10,000,000
10,000,000	[2]	PJSC MMC Norilsk Nickel, 1.492% (Secured Overnight Financing Rate +1.400%), 2/20/2025	11/30/2020- 10/22/2021	9,956,125	9,940,372
1,000,000		Tasiast Mauritanie Ltd. SA, 3.099%, 12/15/2027	10/15/2020	1,000,000	1,000,000
500,000	[2]	Uralkali PJSC, 2.293% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	497,500	500,000
		TOTAL			45,944,422
		Building & Development—0.9%
4,500,000	[2]	IHS Zambia Ltd., 5.122% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,494,250	4,530,977

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Capital Goods - Aerospace & Defense—0.1%
$ 240,738	[2]	Gulf Air BSC, 3.341% (1-month USLIBOR +3.250%), 4/19/2022	3/27/2017	$ 241,099	$ 240,738
		Consumer Goods - Food - Wholesale—7.1%
2,401,982		Dansk Landbrugs Grovvareselskab amba (DLG), 1.411%, 3/23/2022	12/23/2021	2,393,506	2,394,416
3,480,455		Dansk Landbrugs Grovvarseslskab AMBA, 1.373%, 3/1/2022	12/13/2021	3,470,389	3,474,226
4,649,991		Dansk Landbrugs Grovvarseslskab AMBA, 1.408%, 3/16/2022	12/17/2021	4,634,352	4,637,245
5,400,000	[2]	Ghana Cocoa Board, 1.210% (1-month USLIBOR +1.100%), 8/31/2022	10/12/2021	5,400,000	5,392,610
412,500	[2]	Ghana Cocoa Board, 4.615% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020- 8/11/2021	412,500	412,500
3,593,750	[2]	International Beverage Tashkent, 4.720% (3-month USLIBOR +4.500%), 12/29/2026	12/28/2021	3,593,750	3,593,750
10,000,000		JBS SA, 2.100%, 9/23/2022	10/26/2021	10,000,000	10,000,000
130,566		PT Pacific Indopalm Industries, 3.192%, 5/25/2022	3/14/2019	130,566	130,566
7,113,402		TOI Commodities SA, 4.704%, 7/1/2022	9/29/2021- 12/8/2021	7,113,402	7,101,520
500,000	[2]	Ulker Biskuvi Sanayi AS, 3.266% (6-month USLIBOR +3.100%), 4/20/2023	2/18/2021	500,750	480,470
894,737	[2,3,4,5]	Vicentin SAIC II, 6.124% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018- 2/21/2018	894,737	134,210
		TOTAL			37,751,513
		Energy - Exploration & Production—9.2%
8,000,000	[2]	Chrysaor E&P Finance Ltd., 3.324% (1-month USLIBOR +3.250%), 11/23/2027	8/2/2021	7,976,000	8,000,000
670,546	[2]	FPF005 PTE Ltd. Singapore, Inc., 2.732% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	701,087	670,546
474,953	[2]	Prime Oil and Gas BV, 3.854% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	471,391	471,839
615,384	[2]	SOCAR Energy ’18, 2.343% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	612,615	615,384
5,000,000	[2]	SOCAR Energy, 3.607% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	4,957,500	5,000,000
6,120,968	[2]	Sonangol Finance Ltd., 4.340% (1-month USLIBOR +4.250%), 12/20/2023	5/14/2021- 6/16/2021	6,001,202	6,027,976
5,600,000	[2]	Sonangol Finance Ltd., 5.834% (1-month USLIBOR +5.750%), 9/30/2026	9/15/2021	5,544,000	5,505,926
4,166,667		State Oil Co Of The Azer, 2.855%, 2/22/2024	5/4/2021	4,141,042	4,146,325
166,445	[2]	UC Malampaya Philippines Pte. Ltd., 4.203% (3-month USLIBOR +4.000%), 12/31/2023	7/30/2020	163,532	166,445
10,500,000		Vitol S.A., 1.048%, 2/11/2022	9/15/2021	10,482,277	10,480,759
7,875,000	[2]	Yibal Export Pdo, 1.723% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019- 6/8/2021	7,872,250	7,867,840
		TOTAL			48,953,040
		Energy - Gas Distribution—1.5%
8,112,141		Venture Global Calcasieu Pass LLC, 2.466%, 8/19/2026	1/28/2021- 12/17/2021	8,097,141	8,112,141
		Energy - Integrated Energy—3.6%
9,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019- 9/24/2021	8,895,250	8,973,021
9,961,918	[2]	Staatsolie Maatschappij Suriname NV, 5.750% (3-month USLIBOR +5.250%), 5/23/2025	6/21/2019- 6/30/2021	9,961,918	9,961,918
		TOTAL			18,934,939
		Energy - Oil Refining and Marketing—12.1%
8,000,000		Curacao Oil (Curoil) NV, 3.127%, 1/19/2022	10/14/2021	7,932,601	7,985,887
605,172	[2]	Dangote, 6.658% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017	597,875	605,172
7,499,999		Pakistan, Government of, 2.695% - 2.740%, 9/23/2022	6/14/2021- 9/27/2021	7,499,999	7,475,609
3,735,520		Pakistan, Government of, 3.046%, 1/23/2023	11/9/2021- 12/30/2021	3,735,520	3,735,520
6,000,000		Trafigura Pte Ltd. (“Sierra” and “Carrizal”), 1.680%, 4/21/2022	6/25/2021	6,000,000	5,986,903
8,500,000	[2]	Trafigura Pte Ltd., 1.896% (1-month USLIBOR +1.800%), 9/23/2022	12/16/2021	8,500,000	8,504,544

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Oil Refining and Marketing—continued
$ 562,541	[2]	Trafigura Pte Ltd., 2.340% (1-month USLIBOR +2.250%), 12/31/2022	11/27/2020	$ 562,541	$ 562,541
6,619,100	[2]	Trafigura Pte Ltd., 2.840% (1-month USLIBOR +2.750%), 4/14/2022	9/29/2021	6,619,100	6,616,522
7,534,884	[2]	Trafigura Pte Ltd., 2.882% (3-month USLIBOR +2.750%), 12/30/2022	9/29/2021	7,534,884	7,523,298
7,500,000	[2]	Tupi Nordeste SARL, 2.103% (3-month USLIBOR +1.900%), 6/15/2023	12/28/2021	7,500,000	7,500,000
8,106,634	[2]	Yinson Bornia Production, 3.395% (3-month USLIBOR +3.250%), 8/11/2026	12/17/2021- 12/21/2021	8,106,633	8,106,633
		TOTAL			64,602,629
		Foreign Sovereign—9.9%
EUR 764,800	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	849,003	888,186
$ 5,333,400	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 6.198% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	5,386,734	5,409,460
EUR 4,800,000		Benin, Government of, 1.870%, 12/21/2026	12/21/2021	5,415,841	5,464,798
5,200,000	[2]	Benin, Government of, 4.300% (6-month EURIBOR +4.300%), 12/21/2026	12/23/2021	5,893,941	5,920,198
3,000,000		Cote D’Ivoire RC, 3.000%, 6/30/2022	8/10/2021	3,515,548	3,402,346
6,222,300		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019- 8/25/2021	7,245,506	7,084,086
$ 5,283,872		Egypt, Government of, 2.475%, 1/23/2023	7/7/2021- 12/28/2021	5,283,872	5,283,872
455,600		Egypt, Government of, 3.680%, 1/26/2023	11/26/2021- 12/30/2021	455,600	455,600
405,752		Egypt, Government of, 4.140%, 5/5/2022	1/11/2021- 5/7/2021	405,752	405,752
6,000,000	[2]	Energy Development Oman, 3.110% (3-month USLIBOR +2.950%), 8/14/2028	11/2/2021- 11/5/2021	5,969,544	5,974,470
EUR 223,331		Gvt. Senegal 200, 3.825%, 3/31/2022	11/18/2021	253,737	253,765
3,500,000	[2]	Minister of Finance of Ukraine, 4.100% (3-month EURIBOR +4.100%), 9/15/2023	8/26/2021	4,114,075	3,807,377
$ 142,857	[2]	Ministry of Finance Tanzania, 5.364% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	142,000	142,857
500,000	[2]	Sharjah Govt., 1.316% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	497,500	500,000
8,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 2.394% (6-month USLIBOR +2.150%), 5/24/2022	5/21/2021	8,000,000	7,935,515
		TOTAL			52,928,282
		Lease—3.4%
9,568,647		AerCap Holdings NV, 1.514%, 12/31/2025	11/23/2021	9,787,942	9,567,232
9,000,000	[2]	Far East Horizon Ltd., 1.611% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	9,000,000	8,795,889
		TOTAL			18,363,121
		Supranational—1.4%
7,500,000	[2]	Eastern and Southern African Trade and Development Bank, 1.578% (3-month USLIBOR +1.450%), 12/17/2022	12/16/2020- 8/4/2021	7,474,750	7,500,000
		Technology & Electronics - Tech Hardware & Equipment—0.1%
683,924		Ingram Micro, Inc., 3.183%, 2/18/2022	11/9/2021	678,665	681,780
		Telecommunications - Wireless—3.6%
5,625,000		IHS Towers NG Ltd., 3.866%, 9/18/2024	9/14/2021	5,625,000	5,645,175
6,941,489	[2]	Millicom Tanzania, 5.201% (6-month USLIBOR +5.000%), 6/12/2025	4/30/2021	6,879,016	6,937,474
EUR 6,000,000	[2]	PTI Iberica IV, Spanish, Inc., 3.250% (3-month EURIBOR +3.250%), 6/26/2028	9/28/2021	7,008,904	6,847,072
		TOTAL			19,429,721
		Transportation - Airlines—0.3%
$ 1,598,148		Avolon Aerospace, 3.026%, 3/31/2025	11/27/2019	1,605,739	1,598,148
		Transportation - Transport Infrastructure/Services—0.2%
610,897	[2]	Armenia International Airports CJSC, 5.761% (6-month USLIBOR +5.500%), 6/24/2024	12/28/2017	617,006	610,897
397,906	[2]	Asyaport, 4.557% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	397,906	397,906

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Transportation - Transport Infrastructure/Services—continued
$ 257,907	[2]	Autopistas Urbanas SA (AUSA), 3.654% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017- 11/13/2017	$ 254,038	$ 256,794
		TOTAL			1,265,597
		Utility - Electric-Generation—2.3%
6,000,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 5.644% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	5,940,000	5,931,668
4,410,387	[2]	Karpowership, 4.658% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020- 7/9/2021	4,374,948	4,425,141
510,728	[2]	SMN Barka Power Company S.A.O.C., 1.258% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	469,869	491,535
1,000,000	[2]	The Sharjah Electricity and Water Authority, 2.088% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/12/2021	998,425	1,000,000
445,639		Tunisia, Government of, 2.374% - 2.636%, 5/6/2022	3/18/2021- 5/7/2021	445,640	445,640
		TOTAL			12,293,984
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $503,813,385)			500,319,732
		INVESTMENT COMPANY—5.4%
29,002,886		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[6] (IDENTIFIED COST $29,006,307)			29,002,886
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $532,819,692)			529,322,618
		OTHER ASSETS AND LIABILITIES - NET—0.9%[7]			4,799,147
		TOTAL NET ASSETS—100%			$534,121,765
At December 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/14/2022	JPMorgan Chase Bank, N.A.	3,525,000	EUR	$4,112,061	$(90,028)
6/8/2022	Morgan Stanley	3,542,000	EUR	$4,136,541	$(88,976)
Contracts Sold:
1/13/2022	State Street Bank & Trust Co.	3,535,000	EUR	$4,001,527	$(23,780)
1/13/2022	State Street Bank & Trust Co.	5,000,000	EUR	$5,633,957	$(59,546)
1/13/2022	Morgan Stanley	5,200,000	EUR	$5,869,550	$(51,693)
1/13/2022	Bank Of America, N.A.	5,639,500	EUR	$6,357,671	$(64,031)
1/13/2022	Bank Of America, N.A.	6,090,000	EUR	$6,885,942	$(48,745)
1/13/2022	State Street Bank & Trust Co.	7,000,000	EUR	$7,929,683	$(41,221)
2/15/2022	State Street Bank & Trust Co.	3,045,000	EUR	$3,592,416	$122,767
3/1/2022	Morgan Stanley	1,000,000	EUR	$1,144,216	$4,437
3/23/2022	JPMorgan Chase Bank, N.A.	223,331	EUR	$253,377	$(1,301)
4/14/2022	State Street Bank & Trust Co.	3,525,000	EUR	$4,108,033	$86,001
6/1/2022	Morgan Stanley	5,050,000	EUR	$6,009,507	$239,813
6/8/2022	State Street Bank & Trust Co.	3,542,000	EUR	$4,132,490	$84,925
6/8/2022	Morgan Stanley	7,580,000	EUR	$9,020,567	$358,641
6/15/2022	Morgan Stanley	10,100,000	EUR	$12,022,267	$478,420
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$905,683
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $127,484 and $1,200,378, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2021	$352,628
Purchases at Cost	$617,690,061
Proceeds from Sales	$(589,014,875)
Change in Unrealized Appreciation/Depreciation	$(3,421)
Net Realized Gain/(Loss)	(21,507)
Value as of 12/31/2021	$29,002,886
Shares Held as of 12/31/2021	29,002,886
Dividend Income	$31,577

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2021, these restricted securities amounted to
$500,319,732, which represented 93.7% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Issuer in default.
5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$500,319,732	$500,319,732
Investment Company	29,002,886	—	—	29,002,886
TOTAL SECURITIES	$29,002,886	$—	$500,319,732	$529,322,618
Other Financial Instruments[1]
Assets	$—	$1,375,004	$—	$1,375,004
Liabilities	—	(469,321)	—	(469,321)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$905,683	$—	$905,683

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2021	$38,053,890
Accreted/amortized discount/premiums	441,639
Realized gain (loss)	(48,946)
Change in unrealized appreciation/(depreciation)	(3,046,775)
Purchases	529,990,005
(Sales)	(65,070,081)
Balance as of 12/31/2021	$500,319,732
Total change in unrealized appreciation/(depreciation) attributable to investments still held at 12/31/2021	$(3,493,653)

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate